FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENTS
Schedule of fair value hierarchy of the entity's financial assets carried at fair value on a recurring basis

		Fair Value Measurements at December 31, 2013 Using
(In thousands)	Total Carrying Value at December 31, 2013	Quoted prices in active market (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Other long-term assets:
Money Market Mutual Funds	$84	$84	$—	$—
Equity securities, available-for-sale:
RealD Inc. Common Stock	10,442	10,442	—	—
Mutual Fund Large U.S. Equity	2,563	2,563	—	—
Mutual Fund Small/Mid U.S. Equity	982	982	—	—
Mutual Fund International	503	503	—	—
Mutual Fund Balance	456	456	—	—
Mutual Fund Fixed Income	351	351	—	—

Total assets at fair value	$15,381	$15,381	$—	$—

		Fair Value Measurements at December 31, 2012 Using
(In thousands)	Total Carrying Value at December 31, 2012	Quoted prices in active market (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Other long-term assets:
Money Market Mutual Funds	$85	$85	$—	$—
Equity securities, available-for-sale:
RealD Inc. Common Stock	13,707	13,707	—	—
Mutual Fund Large U.S. Equity	1,995	1,995	—	—
Mutual Fund Small/Mid U.S. Equity	413	413	—	—
Mutual Fund International	249	249	—	—
Mutual Fund Balance	150	150	—	—
Mutual Fund Fixed Income	349	349	—	—

Total assets at fair value	$16,948	$16,948	$—	$—

Schedule of fair value of financial instruments that are not recognized at fair value in the statement of financial position for which it is practicable to estimate fair value

		Fair Value Measurements at December 31, 2013 Using
(In thousands)	Total Carrying Value at December 31, 2013	Quoted prices in active market (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Current Maturities of Corporate Borrowings	$9,139	$—	$7,779	$1,389
Corporate Borrowings	2,069,672	—	2,090,332	6,944

		Fair Value Measurements at December 31, 2012 Using
(In thousands)	Total Carrying Value at December 31, 2012	Quoted prices in active market (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Current Maturities of Corporate Borrowings	$8,004	$—	$8,063	$—
Corporate Borrowings	2,070,671	—	2,115,919	—